UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:  9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Swan Defined Risk Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 88.4%
	EQUITY FUNDS - 88.4%
222,787	Consumer Discretionary Select Sector SPDR Fund	$ 10,419,748
289,493	Consumer Staples Select Sector SPDR Fund	10,372,534
141,137	Energy Select Sector SPDR Fund	10,370,747
668,500	Financial Select Sector SPDR Fund	10,428,600
262,913	Health Care Select Sector SPDR Fund	10,545,441
280,781	Industrial Select Sector SPDR Fund	10,259,738
281,464	Materials Select Sector SPDR Fund	10,349,431
336,274	Technology Select Sector SPDR Fund	10,367,327
281,688	Utilities Select Sector SPDR Fund	10,253,443
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $93,187,824)	93,367,009

Contracts
	PURCHASED PUT OPTIONS - 8.9%
36	S&P 500 Index	476,460
	Expiration December 2013, Exercise Price $1,425
492	S&P 500 Index	7,070,040
	Expiration December 2013, Exercise Price $1,450
40	S&P 500 Index	677,200
	Expiration December 2013, Exercise Price $1,500
814	SPDR S&P 500 ETF Trust	1,180,300
	Expiration December 2013, Exercise Price $145
	TOTAL PURCHASED OPTIONS - (Cost - $10,332,783)	9,404,000

Shares
	SHORT TERM INVESMENTS - 2.8%
2,894,697	HighMark 100% US Treasury Money Market Fund, 0.0075 *	2,894,697
	(Cost $2,894,697)

	TOTAL INVESTMENTS - 100.1% (Cost - $106,415,304)(a)	$ 105,665,706
	CALL OPTIONS WRITTEN - (0.2) %	(211,860)
	PUT OPTIONS WRITTEN - (0.4) %	(381,990)
	OTHER ASSETS LESS LIABILITIES - 0.5%	507,545
	NET ASSETS - 100.0%	$ 105,579,401

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2) %
642	S&P 500 Index
	Expiration November 2012, Exercise Price $1,510	$ (211,860)
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $588,004)

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.4) %
642	S&P 500 Index
	Expiration November 2012, Exercise Price $1,320	$ (381,990)
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $382,954)

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.

 (a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes including options written is substantially  the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 779,619
	Unrealized depreciation:	(1,152,109)
	Net unrealized depreciation	$ (372,490)

Swan Defined Risk Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 93,367,009	$ -	$ -	$ 93,367,009
Purchased Put Options	9,404,000			9,404,000
Short Term Investments	2,894,697	-	-	2,894,697
Total	$ 105,665,706	$ -	$ -	$ 105,665,706
Liabilities
Call Options Written	$ -	$ 211,860	$ -	$ 211,860
Put Options Written		381,990		381,990
Total	$ -	$ 593,850	$ -	$ 593,850

The Fund did not hold any Level 3 securities during the period.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/12